Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt

NOTE 6. DEBT

BOCO Line of Credit

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.

NOTE 7. DEBT

BOCO Line of Credit

During June 2011, the maturity date of our $2,000,000 line of credit with BOCO was extended to July 29, 2012. This line of credit is secured by substantially all NexCore assets and bears an interest rate of 8.0%. There were no borrowings against this facility as of December 31, 2011 or at December 31, 2010.

Citizens Bank Senior Credit Facility

As of December 31, 2010, the Company had one outstanding note originally issued to CapTerra prior to the Acquisition under a real estate credit facility with Citizens Bank with a principal balance of $3,615,869. As previously discussed, on March 25, 2011, CDA assumed this obligation in exchange for our interests in nine subsidiaries holding real estate assets. Under the terms of the transfer, the Company was no longer responsible for amounts due under the credit facility as of March 25, 2011.

Cypress Sound, LLC

As of December 31, 2010, Cypress Sound, LLC (“Cypress,”) a subsidiary of the Company, had one note payable with a principal amount of $300,000, secured by a first deed of trust on the property held by Cypress and a personal guaranty by our partner in Cypress. The interest-only note carried a rate of 12% and was scheduled to mature on February 13, 2011. During the first quarter of 2011, the Company fully paid the balance due on this note.